Mainland China Contribution Plan	12 Months Ended
May 31, 2021
Text Block [Abstract]
Mainland China Contribution Plan
24.	MAINLAND CHINA CONTRIBUTION PLAN
The Group’s full time employees in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were US$178,057, US$217,127 and US$257,542 for the years ended May 31, 2019, 2020 and 2021, respectively.